Share Capital and Reserves	9 Months Ended	12 Months Ended
	Mar. 31, 2026	Jun. 30, 2025
Share Capital and Reserves [Abstract]
SHARE CAPITAL AND RESERVES
6.	SHARE CAPITAL AND RESERVES
Authorized
As of March 31, 2026, the Company’s authorized share structure consisted of an unlimited number of: (i) Common Shares; and (ii) preferred shares without par value (the “Preferred Shares”). No Preferred Shares were issued and outstanding as of March 31, 2026 and June 30, 2025.
The Company may, from time to time, issue Preferred Shares and may, at the time of issuance, determine the rights, preferences and limitations pertaining to these shares. Holders of preferred shares may be entitled to receive a preference payment in the event of any liquidation, dissolution or winding up of the Company before any payment is made to the holders of Common Shares.
Private Placement
On June 25, 2025, the Company entered into a securities purchase agreement (the “Purchase Agreement”) with the selling shareholder, for the sale and issuance of an aggregate of 1,952,363 common shares
(or pre-funded
warrants in lieu thereof) at a purchase price of $2.561 per share (or pre-funded
warrant in lieu thereof). In addition, the Company agreed to issue the selling shareholder short-term preferred investment options to purchase up to an aggregate of 1,952,363 common shares at an exercise price of $2.436 per share. The foregoing transaction is referred to herein as the Private Placement. On June 26, 2025, the parties consummated the Private Placement. The terms of the Purchase Agreement provided the selling shareholder the option of purchasing the pre-funded
warrants in lieu of common shares in such manner as to result in the same aggregate purchase price being paid by the Selling Shareholder to the Company. The Company received gross proceeds of approximately $5.0 million and paid approximately $0.6 million in transaction costs.
The
pre-funded
warrants have an exercise price of $0.0001 per
pre-funded
warrant and can be exercised at any time from the date and time of issuance until the pre-funded
warrants are exercised in full. The
pre-funded
warrants had an aggregate relative fair value of $2.9 million at the time of issuance. As of March 31, 2026, 1,052,000 pre-funded
warrants have been exercised since the consummation of the Private Placement.
The preferred investment options issued to the selling shareholder in the Private Placement have an exercise price of $2.436 per share, became exercisable immediately upon issuance and will expire eighteen months from the effective date of the Resale Registration Statement of August 1, 2025. The preferred investment options had an aggregate relative fair value of $2.0 million at the time of their issuance. There were no preferred investment options exercised from the Private Placement as of March 31, 2026.
Concurrently with the Purchase Agreement, the Company and the selling shareholder entered into an Amendment Letter, dated June 24, 2025, or the Existing Investment Option Amendment, to amend 199,115 preferred investment options issued to the selling shareholder on October 24, 2023, or the Existing Investment Options (see below), with an exercise price of $16.60, pursuant to which the Existing Investment Options were amended to be exercisable for 199,115 common shares at a reduced exercise price of $2.436 per share in consideration for the selling shareholder’s participation in the Private Placement and the payment by the selling shareholder to the Company of cash consideration of $0.125 per Existing Investment Option for total cash payment to the Company of $25,000. The expiration date remains April 26, 2029. The inducement contemplated by the Existing Investment Option Amendment is considered a warrant modification due to the changing of the terms of the warrants. The modification had a fair value of $0.1 million as of the date of the Inducement, using a Black-Scholes model, and is recognized as an equity issuance cost in accordance with ASC
718-20-35-3.
There were no 2025 Existing Preferred Investment Options exercised as of March 31, 2026.
Standby Equity Purchase Agreement (the “SEPA”)
On December 13, 2024, the Company entered into a Standby Equity Purchase Agreement (the “SEPA”) with YA II PN, LTD (the “Investor”) to sell up to $10 million in the aggregate of the Company’s Common Shares at any time during the
36-month
period following the effective date of the SEPA. The Company issued 259,877 Common Shares for gross proceeds of approximately $231,675 during the nine months ended March 31, 2026. The Company issued 1,208,336 Common Shares for gross proceeds of approximately $6.2 million during the year ended June 30, 2025. This amount has been offset by commitment fees and other SEPA related fees of $0.4 million, since, at the inception of the arrangement, the fees exceeded the fair value of the asset recognized. The SEPA was precluded from equity treatment in accordance with ASC
815-40-25
as the SEPA was not deemed fixed according to the accounting standard.
Under the terms of the SEPA, the Company paid the Investor a one-time
structuring fee in the amount of $25,000 in December 2024 and a commitment fee of $0.3 million (an amount equal to 2.50% of the commitment amount), which was paid in cash in equal quarterly installments effective December 2024.
Common Share Warrants
A summary of the Company’s warrant activity and related information for the periods covered were as follows:

	Number of Shares Under Warrants	Weighted Average Exercise Price
Balance as at July 1, 2025	4,541,210	$3.90
Warrants Granted	—	—
Exercised	(1,052,000)	—
Expired/Cancelled	—	—

Warrants Outstanding at March 31, 2026	3,489,210	54.67

Warrants Exercisable at March 31, 2026	3,489,210	54.67

As of March 31, 2026 and June 30, 2025, the warrants exercisable and outstanding have an intrinsic value of $580,554 and $8,102,467, respectively, with a weighted average remaining life of 1 year and 2 years, respectively.

7.	SHARE CAPITAL AND RESERVES
Authorized
As of June 30, 2025, the Company’s authorized share structure consisted of an unlimited number of: (i) Common Shares; and (ii) preferred shares without par value (the “Preferred Shares”). No Preferred Shares were issued and outstanding as of June 30, 2025 and 2024.
The Company may, from time to time, issue Preferred Shares and may, at the time of issuance, determine the rights, preferences and limitations pertaining to these shares. Holders of preferred shares may be entitled to receive a preference payment in the event of any liquidation, dissolution or winding up of the Company before any payment is made to the holders of Common Shares.
Private Offering
On June 25, 2025, the Company entered into a securities purchase agreement (the “Purchase Agreement”) with the selling shareholder, for the sale and issuance of an aggregate of 1,952,363 common shares
(or pre-funded
warrants in lieu thereof) at a purchase price of $2.561 per share (or pre-funded
warrant in lieu thereof). In addition, the Company agreed to issue the selling shareholder short-term preferred investment options to purchase up to an aggregate of 1,952,363 common shares at an exercise price of $2.436 per share. The foregoing transaction is referred to herein as the Private Placement. On June 26, 2025, the parties consummated the Private Placement. The terms of the Purchase Agreement provided the selling shareholder the option of purchasing the pre-funded
warrants in lieu of common shares in such manner as to result in the same aggregate purchase price being paid by the Selling Shareholder to the Company. The Company received gross proceeds of approximately $5.0 million and paid approximately $0.5 million in transaction costs.
The
pre-funded
warrants have an exercise price of $0.0001 per
pre-funded
warrant and can be exercised at any time from the date and time of issuance until the pre-funded
warrants are exercised in full. The terms of the
pre-funded
warrants preclude a holder thereof from exercising such holder’s pre-funded
warrants, and us from giving effect to such exercise, if after giving effect to the issuance of common shares upon such exercise, the holder (together with the holder’s affiliates and any other persons acting as a group together with the holder or any of the holder’s affiliates) would beneficially own in excess of 9.99% of the number of common shares outstanding immediately after giving effect to the issuance of common shares upon such exercise. The pre-funded
warrants had a relative fair value of $2.9 million at the time of issuance. There were no pre-funded
warrants exercised from this Private Placement as of June 30, 2025.
The preferred investment options issued to the selling shareholder in the Private Placement have an exercise price of $2.436 per share, became exercisable immediately upon issuance and will expire eighteen months
from the effective date of the Resale Registration Statement of August 1, 2025. The preferred investment options had a relative fair value of $2.0 million at the time of their issuance. There were no preferred investment options exercised from this Private Placement as of June 30, 2025.

Concurrently with the Purchase Agreement, the Company and the selling shareholder entered into an Amendment Letter, dated June 24, 2025, or the Existing Investment Option Amendment, to amend 199,115 preferred investment options issued to the selling shareholder on October 24, 2023, or the Existing Investment Options (see below), with an exercise price of $16.60, pursuant to which the Existing Investment Options were amended to be exercisable for 199,115 common shares at a reduced exercise price of $2.436 per share in consideration for the selling shareholder’s participation in the Private Placement and the payment by the selling shareholder to the Company cash consideration of $0.125 per Existing Investment Option for total cash payment to the Company of $25,000. The expiration date remains April 26, 2029. The inducement contemplated by the Existing Investment Option Amendment is considered a warrant modification due to the changing of the terms of the warrants. The modification had a fair value of $0.1 million as of the date of the Inducement, using a Black-Scholes model, and is recognized as an equity issuance cost in accordance with ASC
718-20-35-3.
There were no 2025 Existing Preferred Investment Options exercised as of June 30, 2025.
Standby Equity Purchase Agreement (the “SEPA”)
On December 13, 2024, the Company entered into a Standby Equity Purchase Agreement (the “SEPA”) with YA II PN, LTD (the “Investor”) to sell up to $10 million in the aggregate of the Company’s Common Shares at any time during the
36-month
period following the effective date of the SEPA (the “Effective Date”). The total number of Common Shares under the terms of the SEPA is limited to a number equivalent to 19.99% of the outstanding Common Shares as of the Effective Date unless certain pricing conditions are met, which could have the effect of limiting the total proceeds made available to the Company under the SEPA. In addition, the issuance of our Common Shares under the SEPA is subject to further limitations, including that the Common Shares beneficially owned by the Investor and its affiliates will not exceed 9.99% in the aggregate of our Common Shares issued and outstanding. The Common Shares issued and sold to the Investor will be priced at 97% of the Market Price (as defined in the SEPA) during a specified three-day
pricing period.) The Company reserves the right to set a minimum acceptable price for the Common Share issuances made under the SEPA. During the year ended June 30, 2025, the Company issued 1,208,336 Common Shares for gross proceeds of approximately $6.2 million. This amount has been offset by commitment fees and other SEPA related fees of $0.4 million, since at the inception of the arrangement, the fees exceeded the fair value of the asset recognized. The SEPA was precluded from equity treatment in accordance with ASC
815-40-25
as the SEPA was not deemed fixed according to the accounting standard.
Under the terms of the SEPA, the Company paid the Investor a one-time
structuring fee in the amount of $25,000 and the Company is also obligated to pay a commitment fee in an amount equal to 2.50% of the commitment amount (or $0.3 million), 25% of which was paid in December 2024. The remaining 75% of the commitment fee shall be paid in three equal quarterly installments beginning on the three-month anniversary of the Effective Date, with each such installment to be paid at the Company’s option either in cash or by the issuance to the Investor of such number of Common Shares that is equal to such portion of the deferred fee divided by the lowest daily VWAP of the Common Shares during the consecutive trading days immediately prior to the date of such installment at the Effective Date.
On June 13, 2025, the Company and the Investor entered into a certain amendment to Standby Equity Purchase Agreement, or the SEPA Amendment. Pursuant to the SEPA Amendment, we may, from time to time, suspend, in our sole discretion, the use of the registration statement related to the common shares under the SEPA by providing written notice to the Investor in the event that we determine in good faith that such suspension is necessary: (A) to delay the disclosure of material nonpublic information concerning us, the disclosure of which at the time is not, in our good faith opinion, in our best interest; or (B) to amend or supplement the registration statement or prospectus so that the registration statement or prospectus shall not include an untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading, or a Black Out Period. During any such Black Out Period, the Investor has agreed not to sell any common shares pursuant to the registration statement, but it may sell common shares pursuant to an exemption from the registration requirements under U.S. securities laws subject to compliance with all applicable laws. Further, pursuant to the SEPA Amendment, we agreed to not impose any Black Out Period that is more restrictive (including, without limitation, as to duration) than the comparable restrictions that we may impose on transfers of our equity securities by our directors and senior executive officers. In addition, we shall not deliver any advance notice during any Black Out Period. If the public announcement of such material, nonpublic information is made during a Black Out Period, the Black Out Period shall terminate immediately after such announcement, and we shall be obligated to immediately notify the Investor of the termination of the Black Out Period.
Amended
At-the-Market
Offering Agreement (‘ATM Amendment’)
On June 27, 2024, the Company entered into an amendment (the “ATM Amendment”) to its
At-the-Market
Offering Agreement, dated April 7, 2022 (the “Original ATM Agreement” and together with the ATM Amendment, the “Amended ATM Agreement”), pursuant to which the Company may offer and sell Common Shares, from time to time, in “at the market” offerings through the Agent. The ATM Amendment amends the Original ATM Agreement to reflect, among other provisions, updates to certain sales settlement provisions and reimbursement terms, and to supplement the representations being made by the Company to the Agent. During the year ended June 30, 2025, the Company issued 313,242 Common Shares for gross proceeds of approximately $1.9 million. This amount has been offset by financing fees of approximately $0.3 million. The Company’s Registration Statement on Form
S-3
which was previously filed with the SEC in connection with the transactions contemplated by the Amended ATM Agreement expired on February 10, 2025.
On October 24, 2023, the Company entered into a securities purchase agreement (the “2023 Securities Purchase Agreement”) with two accredited institutional investors (the “Accredited Institutional Investors”) for the sale (the “2023 Private Placement”)
of 150,602 pre-funded
warrants of the Company’s common shares at a purchase price of $16.60 per share. The pre-funded
warrants have an exercise price of $0.0001 and do not have an expiration date. The pre-funded
warrants had a fair value of $1.2 million at the time of issuance. In addition, the Company agreed, as part of the 2023 Private Placement, to issue to the purchasers unregistered preferred investment options to purchase up to an aggregate of 199,114 common shares. These preferred investment options have an exercise price of $16.60 and have a term of 5.5 years from issuance. The preferred investment options had a fair value of $1.3 million at the time of their issuance (see 2025 Inducement Offer Letter above).
Concurrently with the Company’s entry into the 2023 Securities Purchase Agreement, the Company also entered into an inducement offer letter agreement (the “Inducement Offer Letter”) with the holders of existing preferred investment options (the “Existing Holders”) to purchase up to an aggregate of 163,636 common shares issued to the Existing Holders on November 21, 2022. Pursuant to the Inducement Offer Letter, the Existing Holders agreed to exercise for cash their existing preferred investment options to purchase an aggregate of 163,636 common shares (at a reduced exercise price of $16.60 per share) in consideration of the Company’s agreement to issue new unregistered preferred investment options to purchase up to an aggregate of 327,273 shares of the Company’s common shares at an exercise price of $16.60 per share). Due to ownership limitations, the Accredited Institutional Investors had 89,827 common shares held in abeyance as of the closing of the 2023 Private Placement. The abeyance shares had a fair value of $1.5 million and the common shares issued had a fair value of $1.2 million on their respective issuance date. As of June 30, 2025, the Accredited Institutional Investors had drawn down 89,827 abeyance shares.
The inducement contemplated by the Inducement Offer Letter (the “Inducement”) is considered a warrant modification due to the changing of the terms of the warrants. The modification had a fair value of $3.5 million as of the date of the Inducement, using a Black-Scholes model and is recognized as an equity issuance cost in accordance with ASC
718-20-35-3.
On October 26, 2023, the parties consummated the 2023 Private Placement and the other transactions contemplated by the 2023 Securities Purchase Agreement. In connection with such transactions, the

Company (i) received gross proceeds of approximately $5.2 million and paid approximately $0.6 million in cash fees and (ii) issued 20,425 warrants to our placement agent. These warrants have an exercise price of $20.750 and a term of 5.5 years. The placement agent warrants had a fair value of $326,000 as of the date of their issuance, using a Black-Scholes model and were recorded as an equity issuance cost.
Common Share Warrants
The assumptions used in the Black-Scholes model to value the new warrants issued during the years ended June 30, 2025 and 2024, are set forth in the table immediately below.

June 30, 2025
Exercise price	$2.44 – 3.20
Risk-free interest rate	3.68%
Volatility	142%
Expected life (years)	1.5
Dividend yield	$0%

June 30, 2024
Exercise price	$16.60 – 20.80
Risk-free interest rate	4.82%
Volatility	109 – 111%
Expected life (years)	5.0 – 5.5
Dividend yield	$0%
The assumptions used in the Black-Scholes model to value the modification of warrants issued during the year ended June 30, 2025 and 2024, are set forth in the table immediately below.

June 30, 2025
Exercise price	$2.44 – 16.60
Risk-free interest rate	3.68%
Volatility	133%
Expected life (years)	3.83
Dividend yield	$—%

June 30, 2024
Exercise price	$16.60 – 60.80
Risk-free interest rate	0.56 – 4.82%
Volatility	109 – 614%
Expected life (years)	0 – 6.8
Dividend yield	$0%

A summary of the Company’s warrant activity and related information for the periods covered were as follows:

	Number of Shares Under Warrants	Weighted Average Exercise Price
Balance as at July 1, 2023	175,802	$107.40
Granted	648,904	12.80
Exercised	(279,538)	9.80
Expired/Cancelled	(888)	370.00

Balance as at June 30, 2024	544,280	21.20
Warrants Granted	4,031,630	1.28
Exercised	(34,700)	—
Expired/Cancelled	—	—

Warrants Outstanding at June 30, 2025	4,541,210	$3.90

Warrants Exercisable at June 30, 2025	4,541,210	$3.90

As of June 30, 2025 and 2024, the warrants exercisable and outstanding have an intrinsic value of $8,102,467 and $184,539 respectively with a weighted average remaining life of
2 years
and 4 years respectively.